Stock-based Compensation - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, vested or expected to vest	317,000
Unrecognized stock-based compensation expense	$ 0.9
Options granted	40,000
Weighted average exercise price, granted	$ 96.20
2003 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options and stock awards available to grant	288,648
Maximum stock options and stock awards available per person	70,400
Total combined voting power of all classes of capital stock, percent	51.00%
2003 Stock Incentive Plan [Member] | Options and awards to employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized	288,023
2003 Stock Incentive Plan [Member] | Options And Awards To Directors And Other Persons [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options and stock awards available to grant	10,000
2004 Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total combined voting power of all classes of capital stock, percent	50.00%
Option exercise period	2014
Options, vested or expected to vest	268,000
Options unvested	40,000
Options granted	40,000
Weighted average exercise price, granted	$ 43.81
2004 Stock Option Plan [Member] | Options and awards to employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized	510,230
Stock options and stock awards available to grant	105,227
Common shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share-based compensation expense	1.1	7.0	13.4
Unrecognized stock-based compensation expense	0.3
Weighted-average recognition period for stock-based compensation	9 months 18 days
2010 LTIP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amount approved for payment in respect to stock awards	16.1
2004 Plan [Member] | Class A [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of common stock subject to vest under Class A Common Stock	40,000
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized stock-based compensation expense	$ 1.5
Weighted-average remaining contractual life of outstanding options	3 years